Noninterest Expense	6 Months Ended
Jun. 30, 2011
Noninterest Expense [Abstract]
NONINTEREST EXPENSE
NONINTEREST EXPENSE
The following table presents the components of noninterest expense.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Compensation expense(a)	$7,569	$7,616	$15,832	$14,892
Noncompensation expense:
Occupancy expense	935	883	1,913	1,752
Technology, communications and equipment expense	1,217	1,165	2,417	2,302
Professional and outside services	1,866	1,685	3,601	3,260
Marketing	744	628	1,403	1,211
Other expense(b)(c)	4,299	2,419	7,242	6,860
Amortization of intangibles	212	235	429	478
Total noncompensation expense	9,273	7,015	17,005	15,863
Total noninterest expense	$16,842	$14,631	$32,837	$30,755

(a)
The three and six months ended June 30, 2010, includes a payroll tax expense related to the United Kingdom (“U.K.”) Bank Payroll Tax on certain compensation awarded from December 9, 2009, to April 5, 2010, to relevant banking employees.

(b)
Included litigation expense of $1.9 billion and $3.0 billion for the three and six months ended June 30, 2011, respectively, compared with $792 million and $3.7 billion for the three and six months ended June 30, 2010, respectively.

(c)
Included foreclosed property expense of $174 million and $384 million for the three and six months ended June 30, 2011, respectively, compared with $244 million and $547 million for the three and six months ended June 30, 2010, respectively.